Trade Receivables, Net (Details 4) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Trade Receivables, Net [Abstract]
Trade receivables - With no allowance recorded, Recorded Investment
Trade receivables - With an allowance recorded, Recorded Investment	1,079,337	1,520,531
Trade receivables - Total, Recorded Investment	1,079,337	1,520,531
Trade receivables - With no allowance recorded, Unpaid Principal Balance
Trade receivables - With an allowance recorded, Unpaid Principal Balance	797,842	583,708
Trade receivables - Total, Unpaid Principal Balance	797,842	583,708
Trade receivables - With no allowance recorded, Related allowance
Trade receivables - With an allowance recorded, Related allowance	703,402	731,475
Trade receivables - Total, Related allowance	703,402	731,475
Trade receivables - With no allowance recorded, Average recorded investment
Trade receivables - With an allowance recorded, Average recorded investment	1,354,838	2,079,319
Trade receivables - Total, Average recorded investment	1,354,838	2,079,319
Trade receivables - With no allowance recorded, Interest income recognised
Trade receivables - With an allowance recorded, Interest income recognised	78,488	43,376
Trade receivables - Total, Interest income recognised	$ 78,488	$ 43,376